Financial instruments (Tables)	6 Months Ended
Jun. 30, 2020
Financial Instruments [Abstract]
Disclosure of Financial Assets

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Derivatives at fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
June 30, 2020	€m	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	3.5	42.5	—	46.0
Trade receivables	119.1	—	—	—	—	119.1
Cash and cash equivalents	902.1	33.2	—	—	—	935.3
Short-term investments	—	25.1	—	—	—	25.1
Liabilities
Derivative financial instruments	—	—	(0.3)	(35.9)	—	(36.2)
Trade and other payables excluding non-financial liabilities	—	—	—	—	(526.4)	(526.4)
Loans and borrowings	—	—	—	—	(1,872.3)	(1,872.3)
Total	1,021.2	58.3	3.2	6.6	(2,398.7)	(1,309.4)
Trade receivables disclosed in the table above are net of contract liabilities related to discounts and trade marketing expenses of €260.5 million.

Loans and borrowings includes €107.9 million relating to lease liabilities and are stated gross of capitalized deferred borrowing costs.

The Company has entered into facilities with third-party banks in which the Company may sell qualifying trade debtors on a non-recourse basis. Under the terms of the agreements, the Company has transferred substantially all the credit risks and control of the receivables, which are subject to this agreement. There were no derecognized trade receivables at the period end (December 31, 2019: nil).

The Company has initiated the setup of Supply Chain Financing (“SCF”) arrangements for its suppliers. The principal purpose of these arrangements is to provide the supplier with the option to access liquidity earlier through the sale of its receivables due from the Company to a bank or other financial institution prior to their due date. Management has determined that the Company’s payables to these suppliers have neither been extinguished nor have the liabilities been significantly modified by these arrangements. The value of amounts payable, invoice due dates and other terms and conditions applicable, from the Company’s perspective, remain unaltered, with only the ultimate payee being changed. At June 30, 2020, the value of amounts payable under the SCF program was nil (December 31, 2019: nil). The cash outflows in respect of these arrangements will be recognized within operating cash flows.

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Derivatives at fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
December 31, 2019	€m	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	1.0	20.4	—	21.4
Trade receivables	143.6	—	—	—	—	143.6
Cash and cash equivalents	747.4	78.7	—	—	—	826.1
Short-term investments	—	25.0	—	—	—	25.0
Liabilities
Derivative financial instruments	—	—	—	(44.9)	—	(44.9)
Trade and other payables excluding non-financial liabilities	—	—	—	—	(483.4)	(483.4)
Loans and borrowings	—	—	—	—	(1,884.2)	(1,884.2)
Total	891.0	103.7	1.0	(24.5)	(2,367.6)	(1,396.4)

Disclosure of Financial Liabilities

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Derivatives at fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
June 30, 2020	€m	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	3.5	42.5	—	46.0
Trade receivables	119.1	—	—	—	—	119.1
Cash and cash equivalents	902.1	33.2	—	—	—	935.3
Short-term investments	—	25.1	—	—	—	25.1
Liabilities
Derivative financial instruments	—	—	(0.3)	(35.9)	—	(36.2)
Trade and other payables excluding non-financial liabilities	—	—	—	—	(526.4)	(526.4)
Loans and borrowings	—	—	—	—	(1,872.3)	(1,872.3)
Total	1,021.2	58.3	3.2	6.6	(2,398.7)	(1,309.4)
Trade receivables disclosed in the table above are net of contract liabilities related to discounts and trade marketing expenses of €260.5 million.

Loans and borrowings includes €107.9 million relating to lease liabilities and are stated gross of capitalized deferred borrowing costs.

The Company has entered into facilities with third-party banks in which the Company may sell qualifying trade debtors on a non-recourse basis. Under the terms of the agreements, the Company has transferred substantially all the credit risks and control of the receivables, which are subject to this agreement. There were no derecognized trade receivables at the period end (December 31, 2019: nil).

The Company has initiated the setup of Supply Chain Financing (“SCF”) arrangements for its suppliers. The principal purpose of these arrangements is to provide the supplier with the option to access liquidity earlier through the sale of its receivables due from the Company to a bank or other financial institution prior to their due date. Management has determined that the Company’s payables to these suppliers have neither been extinguished nor have the liabilities been significantly modified by these arrangements. The value of amounts payable, invoice due dates and other terms and conditions applicable, from the Company’s perspective, remain unaltered, with only the ultimate payee being changed. At June 30, 2020, the value of amounts payable under the SCF program was nil (December 31, 2019: nil). The cash outflows in respect of these arrangements will be recognized within operating cash flows.

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Derivatives at fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
December 31, 2019	€m	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	1.0	20.4	—	21.4
Trade receivables	143.6	—	—	—	—	143.6
Cash and cash equivalents	747.4	78.7	—	—	—	826.1
Short-term investments	—	25.0	—	—	—	25.0
Liabilities
Derivative financial instruments	—	—	—	(44.9)	—	(44.9)
Trade and other payables excluding non-financial liabilities	—	—	—	—	(483.4)	(483.4)
Loans and borrowings	—	—	—	—	(1,884.2)	(1,884.2)
Total	891.0	103.7	1.0	(24.5)	(2,367.6)	(1,396.4)

	Fair value		Carrying value
	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019
	€m	€m	€m	€m
Senior EUR/USD loans	1,357.3	1,396.9	1,364.3	1,371.9
Other external debt	0.1	3.3	0.1	3.3
2024 fixed rate senior secured notes	404.3	411.3	400.0	400.0
Less deferred borrowing costs	(7.9)	—	(7.9)	(8.9)
	1,753.8	1,811.5	1,756.5	1,766.3